Income taxes - Reconciliation of the Provision for Income Taxes (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
U.S. statutory income tax benefit	$ (15.8)	$ (73.0)	$ (13.2)
Income and losses for which no provision or benefit has been recognized	63.0	123.2	40.9
Foreign rate differential and other foreign tax expense	8.9	12.7	6.4
Income tax withholdings	23.0	14.0	19.7
Additional tax expense on undistributed earnings of certain foreign subsidiaries	27.3	0.0	0.0
Permanent items	1.2	(3.0)	(2.1)
Change in uncertain tax positions	1.3	3.8	0.4
Change in valuation allowances	7.9	2.1	(9.8)
U.S. income tax benefit	0.0	(0.6)	0.0
Other	1.1	0.1	0.0
Total provision for income taxes	$ 117.9	$ 79.3	$ 42.3